Related Party Transaction (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related party						$ 243,676
Albemarle
Defined Benefit Plan Disclosure [Line Items]
Amount of purchases from related party	$ 0	$ 51,000	$ 60,000	$ 173,000	$ 209,956	30,142
Amounts due from related party	0		0		0
Amounts due to related party	$ 0		$ 0		0
Roccor
Defined Benefit Plan Disclosure [Line Items]
Amount of purchases from related party		$ 70,000		$ 91,000
Expenses allocable to related party					0	246,237
Amounts due from related party					0	243,669
Total value of the subcontract					331,000
Amounts due to related party					$ 0	$ 0